SUMMARY OF QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
SUMMARY OF QUARTERLY RESULTS (UNAUDITED)

NOTE 19 - SUMMARY OF QUARTERLY RESULTS (UNAUDITED)

The following summarizes quarterly results of operations for the years ended December 31, 2015 and 2014.

	March 31	June 30	September 30	December 31
	(in thousands, except per share amounts)
2015
Revenues	$133,420	$197,711	$201,974	$210,512
Net income	43,052	43,466	83,254	63,543
Net income available to common stockholders	43,052	41,428	79,402	60,642
Net income available to common per share:
Basic	$0.32	$0.23	$0.43	$0.32
Net income per share:
Diluted	$0.32	$0.22	$0.43	$0.32
Cash dividends paid on common stock	$0.53	$0.54	$0.55	$0.56

2014
Revenues	$121,001	$121,800	$130,665	$131,321
Net income	55,829	46,817	61,713	56,990
Net income available to common stockholders	55,829	46,817	61,713	56,990
Net income available to common per share:
Basic	$0.45	$0.37	$0.48	$0.45
Net income per share:
Diluted	$0.45	$0.37	$0.48	$0.44
Cash dividends paid on common stock	$0.49	$0.50	$0.51	$0.52